Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Certain Payments Over the Next Five Years
Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2020	2021	2022	2023	2024	Thereafter	Total
Long-term debt (1)	$—	$461	$—	$—	$—	$—	$461
Transportation	9	7	5	3	2	8	34
Power infrastructure	7	2	—	—	—	—	9
Interest obligations	26	24	—	—	—	—	50
Office lease (before recoveries) (2)	24	25	25	25	25	2	126
Lease liability	1	1	1	—	—	6	9
Decommissioning liability	13	6	1	1	1	85	107

Total	$80	$526	$32	$29	$28	$101	$796

(1)
Based on agreements signed subsequent to December 31, 2019, the 2021 figure includes $399
million
related to the syndicated credit facility that is due for renewal in 2021 and $62 million of senior notes set to ma
ture in 2021,
 refer to Note 7 for further details. Historically, the Company has successfully renewed its syndicated credit facility
.

(2)
Subsequent to December 31, 2019, the Company entered into an agreement with its building owner to reduce its annual net rent amount payable under our office lease to a maximum of $0.8 million per month ($10 million per
annum
)
for the
period from Februa
ry 1,
 2020 through January
31,
2025, when the lease expires. This led to a reduction in the commitment amount which is reflected in the table above.